INVESTMENTS IN REAL ESTATE (Details 1) - USD ($)	3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Jun. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014		Dec. 31, 2013
Real Estate Properties [Line Items]
Rental revenue	$ 1,219,419	$ 740,778		$ 3,602,192	$ 1,716,758	$ 2,599,542		$ 342,243
Rental expenses						1,115,842		136,679
Depreciation and amortization	295,344	240,650		848,587	430,325	613,572	[1]	96,812
Net loss	$ (315,554)	$ (397,902)		$ (1,497,658)	$ (966,255)	$ (1,329,429)	[1]	$ (1,372,697)
Net loss per share, basic and fully diluted (in dollars per share)	$ (0.04)	$ (0.06)		$ (0.21)	$ (0.17)	$ (0.22)		$ (1.03)
Weighted average number of common shares outstanding, basic and fully diluted (in shares)	7,016,796	6,591,796		7,016,796	5,610,265	5,946,159		1,336,614
Real Estate Investment [Member]
Real Estate Properties [Line Items]
Rental revenue				$ 480,229
Rental expenses				208,839
Depreciation and amortization				79,705
Net loss				191,685
Pro Forma [Member]
Real Estate Properties [Line Items]
Depreciation and amortization				1,366,712		$ 1,833,732
Net loss				(1,320,298)		(1,491,572)
Pro Forma [Member] | Real Estate Investment [Member]
Real Estate Properties [Line Items]
Rental revenue			$ 2,416,908	3,732,192
Rental expenses			1,079,520	1,745,406
Depreciation and amortization			602,221	901,587
Net loss			$ (420,627)	$ (1,164,711)
Net loss per share, basic and fully diluted (in dollars per share)			$ (0.08)	$ (0.17)
Weighted average number of common shares outstanding, basic and fully diluted (in shares)			5,111,366	7,016,796
January 1, 2013 Acquisitions
Real Estate Properties [Line Items]
Rental revenue						4,099,056		$ 3,809,558
Rental expenses						1,210,800		1,392,361
Depreciation and amortization						1,044,132		1,044,000
Net loss						$ (1,087,465)		$ (558,287)
Net loss per share, basic and fully diluted (in dollars per share)						$ (0.18)		$ (0.42)
Weighted average number of common shares outstanding, basic and fully diluted (in shares)						5,946,159		1,336,614

[1]	Reflects our historical consolidated statement of operations for the year ended December 31, 2014 included elsewhere in this prospectus.